Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (18,378,000)	$ 19,749,000	$ (14,617,000)
Changes in defined benefit pension plans, net of tax of $(1,156), $2,557, and $4,152	(3,369,000)	7,590,000	10,150,000
Other, net of tax of $(77), $(22) and $(136)	(223,000)	(65,000)	(355,000)
Total comprehensive income (loss)	(21,970,000)	27,274,000	(4,822,000)
Comprehensive loss attributable to noncontrolling interest	0	(632,000)	(1,511,000)
Total comprehensive income (loss) attributable to the shareholders of The E.W. Scripps Company	(21,970,000)	27,906,000	(3,311,000)
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, Tax	(1,156,000)	2,557,000	4,152,000
Changes in other, tax amount	$ (77,000)	$ (22,000)	$ (136,000)